Other Liabilities and Deferred Credits (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other liabilities and deferred credits
Personal injury and other claims provisions	$ 238	$ 261
Contract liabilities	85	161
Stock-based compensation liability	14	16
Environmental provisions	13	19
Deferred credits and other	184	177
Total other liabilities and deferred credits	$ 534	$ 634